Note 13 - Commitments and Contingencies (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies [Abstract]
Commitments and Contingencies
13. Commitments and contingencies

Operating Leases

The Company is a party to certain operating leases. The Company has entered into a lease agreement, as amended, for office space for office, research and development, quality control, production and warehouse space which expires on December 31, 2021. Under the terms of the lease, the Company pays monthly rent of $14,651, subject to a 3% adjustment on an annual basis.

For leases where the Company is the lessee, ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date (except we used the practical expedients and recorded the outstanding operating lease at January 1, 2019) based on the present value of lease payments over the lease term. As the Company’s lease did not provide an implicit interest rate, the Company used the equivalent borrowing rate for a secured financing with the term of that equal to the remaining life of the lease at inception. The lease terms used to calculate the ROU asset and related lease liability did not include options to extend or termination of the lease; there are none and there is no reasonable certainty that the Company would extend the lease at expiration. Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense. The Company has lease agreements which require payments for lease and non-lease components and has elected to account for these as separate lease components. Non-leasing components are not included in the ROU asset.

Right of use assets and Lease liability – right of use consist of the following:

June 30, 2020
Right of use assets	$243,251

June 30, 2020
Lease liability - right of use
Current portion	$179,524
Long term portion	92,889
$272,413

As of June 30, 2020, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020 (remainder)	$97,041
2021	197,462
Total lease payments	294,503
Less: Present value adjustment	(22,090)
Lease liability - right of use	$272,413

As of June 30, 2020, the Company’s operating lease had a weighted average remaining lease term of 1.5 years and a weighted average discount rate of 7%.

Rent expense for the three months ended June 30, 2020 and 2019 was $52,346 and $54,698, respectively, and for the six months ended June 30, 2020 and 2019 was $117,876 and $107,536, respectively.

Financing Lease

For leases where the Company is the lessee, ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The present value of the lease payment exceeds 90% of the sales price of the equipment, therefore this lease will be considered a financing lease is included in Property and equipment, net on our Condensed Consolidated Balance Sheets. Lease expense will be recognized as payment of financing lease, depreciation expense and interest expense.

Right of use assets and Lease liability – right of use consist of the following:

June 30, 2020
Right of use assets	$515,551

June 30, 2020
Lease liability - right of use
Current portion	$181,371
Long term portion	333,771
$515,141

As of June 30, 2020, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020 (remainder)	$117,297
2021	234,593
2022	199,793
2023	18,388
Total	$570,071

As of June 30, 2020, the Company’s financing leases had a weighted average remaining lease term of 2.44 years based on annualized base payments expiring through 2023 and a weighted average discount rate of 13.2%.

As of June 30, 2020, the Company did not have additional operating or financing leases that have yet commenced.

Litigation

From time to time, the Company is subject to various legal actions, claims and proceedings arising in the ordinary course of business, including claims related to breach of contracts and intellectual property matters resulting from our business activities. As with most actions such as these, an estimation of any possible and/or ultimate liability cannot always be determined. The Company believes that all pending claims, if adversely decided, would not have a material adverse effect on our business, financial position or results of operations.

15. Commitments and contingencies

Operating Leases

The Company is a party to certain operating leases. In August 2016, the Company entered into a lease agreement for 7,500 square feet of office space for office, research and development, quality control, production and warehouse space which expires on December 31, 2021. On February 1, 2018, the Company entered into an amendment to the lease agreement for an additional 380 square feet of office space for storage which expires on December 31, 2021. On January 2, 2019, the Company entered into a second amendment to the lease agreement for an additional 2,297 square feet of office space for office space which expires on December 31, 2021. Under the terms of the lease, the Company pays monthly rent of $14,651, subject to a 3% adjustment on an annual basis.

For leases where the Company is the lessee, ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date (except we used the practical expedients and recorded the outstanding operating lease at January 1, 2019) based on the present value of lease payments over the lease term. As the Company’s lease did not provide an implicit interest rate, the Company used the equivalent borrowing rate for a secured financing with the term of that equal to the remaining life of the lease at inception. The lease terms used to calculate the ROU asset and related lease liability did not include options to extend or termination of the lease; there are none and there is no reasonable certainty that the Company would extend the lease at expiration. Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense. The Company has lease agreements which require payments for lease and non-lease components and has elected to account for these as a separate lease components. Non-leasing components are not included in the ROU asset.

Right of use assets and Lease Liability – right of use consists of the following:

December 31, 2019
Right of use assets	$323,661

Lease liability - right of use	December 31, 2019
Current portion	$173,270
Long term portion	185,777
$359,047

As of December 31, 2019, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020	$191,713
2021	197,462
Total lease payments	389,175
Less: Present value adjustment	(30,128)
Lease liability - right of use	$359,047

As of December 31, 2019, the Company’s operating lease had a weighted average remaining lease term of 2 years and a weighted average discount rate of 7%.

Rent expense for the years ended December 31, 2019 and 2018, was $225,274 and $157,395, respectively.

Financing Lease

For leases where the Company is the lessee, ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The present value of the lease payment exceeds 90% of the sales price of the equipment, therefore this lease will be considered a financing lease and is included in Property and equipment, net on our Consolidated Balance Sheets (see Note 4). Lease expense will be recognized as payment of financing lease, depreciation expense and interest expense.

Right of use assets and Lease Liability – right of use consists of the following:

December 31 2019
Right of use assets	$418,088

Lease liability - right of use	December 31, 2019
Current portion	$121,634
Long term portion	271,240
$392,874

As of December 31, 2019, the maturities of the Company’s lease liability – right of use which have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2020	$165,078
2021	165,078
2022	130,278
Total	$460,434

As of December 31, 2019, the Company’s financing leases had a weighted average remaining lease term of 2.8 years based on annualized base payments expiring through 2022 and a weighted average discount rate of 13.2%.

As of December 31, 2019, the Company did not have additional operating or financing leases that have yet commenced.

Litigation

The Company is a defendant in various legal actions, claims and proceedings arising in the ordinary course of business, including claims related to breach of contracts and intellectual property matters resulting from our business activities. As with most actions such as these, an estimation of any possible and/or ultimate liability cannot always be determined. We believe that all pending claims, if adversely decided, would not have a material adverse effect on our business, financial position or results of operations.